Long-Term Investments	12 Months Ended
Mar. 31, 2025
Long-Term Investments [Abstract]
Long-term investments
10.	Long-term investments

The Company’s long-term investments consist of the following:

	As of March 31,	As of March 31,
	2024	2025
	RMB	RMB

Equity method investments	7,383	5,350
Available-for-sale investments	58,465	59,624
Equity securities with readily determinable fair values	39	12
Total	65,887	64,986

Equity method investments

The Company applies equity method in accounting for its investments in entities in which the Company has the ability to exercise significant influence but does not have control. As of March 31, 2024 and 2025, the carrying value of the equity method investments were RMB7.4 million and RMB 5.4 million respectively, the change of which primarily relates to the equity gain recognized and the following investment which was accounted for as equity method investment:

The Company had 24.6% equity interest in Wuhan Chunzhijin Information Technology Co., Ltd. (“Chunzhijin”), which was accounted using equity method. The Company also provided loan to Chunzhijin (Note 26). In March 2023, the Company further invested in Chunzhijin to purchase 13.3% of the equity interest by waiving a loan receivable of RMB 3.4 million from Chunzhijin. After this transaction, together with the previously held equity interest in Chunzhijin, the total equity interest held by the Company increased to 34.65%. The Company continues to have significant influence over Chunzhijin and accounts for this investment under equity method.

Available-for-sale investments

The following table summarizes the Company’s available-for-sale investments as of March 31, 2024:

	Cost	Gross unrealized gains	Gross unrealized losses	Disposal of Long-term investments	Fair value

Unlisted debt securities	75,572	-	(11,107)	(6,000)	58,465

The following table summarizes the Company’s available-for-sale investments as of March 31, 2025:

	Cost	Gross unrealized gains	Gross unrealized losses	Disposal of Long-term investments	Fair value

Unlisted debt securities	69,572	-	(9,948)	-	59,624

The Company held 6.2% shareholding of Qingdao Shuangan Biotechnology Co., Ltd (“Qingdao Shuangan”). According to the investment agreement, the Company is entitled to redemption right after 48 months from the investment closing date. In April 2022, the Company transferred 0.31% shareholding of Qingdao Shuangan to a third-party investor with a cash consideration of RMB0.8 million. The Company recognized a RMB0.37 million investment gain in other gains, net. After the completion of the transaction, the shareholding of Qingdao Shuangan held by the Company was 5.9%. As of March 31, 2024 and 2025, based on the valuation results, the Company re-measured the investment in Qingdao Shuangan at fair value of RMB15.2 million and RMB 16.5 million, respectively. For the years ended March 31, 2024 and 2025, the unrealized securities holding losses (net of tax) of RMB 1.0 million and gain of RMB 1.3 million was recorded as other comprehensive loss, respectively.

In October 2019, the Company purchased 23.64% shareholding of Beijing Petdog Technology Development Co., Ltd. (“Beijing Petdog”) with a cash consideration of RMB50 million. According to the investment agreement, the Company is entitled to redemption right after 60 months from the investment closing date. As of March 31, 2024 and 2025, based on the valuation results, the Company re-measured the investment at fair value of RMB32.9 million and RMB 31.3 million, respectively. For year ended March 31, 2024 and 2025, the unrealized securities holding losses (net of tax) of RMB0.8 million and RMB 1.6 million was recorded as other comprehensive loss, respectively.

In July and November 2021, the Company entered into investment agreements with Nanjing Animal Pharmaceutical. The Company provided Nanjing Animal Pharmaceutical one-year loans amounting to RMB16 million carrying a simple interest of 8% per annum. Together with the loan, the Company was also entitled a conversion right to convert all or part of the loan into 3.33% equity interest of Nanjing Animal Pharmaceutical during the loan term. As of March 31, 2025, RMB 2.0 million was unpaid and recorded in accrued liabilities and other current liabilities. The Company recognized the investment under available-for-sale securities. It was measured and recognized at fair value on a recurring basis with changes in fair value recorded in other comprehensive loss. In April 2023, Nanjing Animal Pharmaceutical entered into an agreement with the Company to repay principal loan of RMB6 million with interest of RMB0.8 million. In addition, Nanjing Animal Pharmaceutical paid additional RMB1.06 million to the Company as compensation. The Company recorded the compensation income as other gains, net. As of March 31, 2024 and 2025, based on the valuation results, the Company re-measured the investment at fair value of RMB10.3 million and RMB 11.9 million, respectively. For year ended March 31, 2024 and 2025, the unrealized securities holding gains (net of tax) of RMB1.7 million and RMB 1.5 million was recorded as other comprehensive loss, respectively.

Equity securities with readily determinable fair values

The following table summarizes the Company’s equity securities with readily determinable fair values as of March 31, 2024:

	Cost	Gross unrealized gains	Gross unrealized losses	Fair value

Listed company	1,292	-	(1,253)	39

The following table summarizes the Company’s equity securities with readily determinable fair values as of March 31, 2025:

	Cost	Gross unrealized gains	Gross unrealized losses	Fair value

Listed company	1,292	-	(1,280)	12

In June 2021, the Company purchased 40,000 ordinary shares of Better Choice Company Inc. (“BTTR”), a company registered on NYSE American and engaging in selling pet products with a total cash consideration of US$200,000. The Company measured and recorded the investment at fair value on a recurring basis with changes in fair value, whether realized or unrealized, recorded through the income statement. The change of fair value is reported in other gains, net.